SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates of US Dollar and Israeli CPI
The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar			Israeli CPI(*)
	NIS	Real	Argentinian Pezo (**)
At December 31,
2019	3.456	4.0307	59.895	114.63 points
2018	3.748	3.8748	37.801	113.95 points
2017	3.467	3.3080	18.774	113.05 points
Increase (decrease) during the year:
2019	(7.79)%	4.02%	58.45%	0.60%
2018	8.10%	17.13%	101.35%	0.80%
2017	(9.83)%	1.50%	18.45%	0.40%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

(**)	commencing the third quarter of 2018 the Argentinian economy was declared as an hyperinflationary economy (See above).

Schedule of Depreciation Rates
2.	Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Schedule of Intangible Assets Useful Lives	As of December 31, 2019, the intangible assets are amortized as follows:
Years
Customer relationship	4
Technology services	6
Other	5

Schedule of Disaggregated Primary Major Product Line, Timing of Revenue Recognition
In the following table, revenue is disaggregated by primary major product lines, and timing of revenue recognition for the years ended December 31, 2018 and 2019:

	US dollars
	Reportable segments revenues
(in thousands)	Year ended December 31, 2018			Year ended December 31, 2019
	Telematics services	Telematics products	Total	Telematics services	Telematics products	Total
At a point of time	-	70,133	70,133	-	72,626	72,626
Over a period of time	181,357	1,845	183,202	204,728	1,978	206,706
	181,357	71,978	253,335	204,728	74,604	279,332